As Filed with the Securities and Exchange Commission on July 31, 2002
                                         File Nos. 033-79170;  811-8524
=========================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.                                          [ ]
     Post-Effective Amendment No. 14                                      [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 15                                                     [X]

                        (Check appropriate box or boxes.)

     EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A
     ___________________________________________________________
     (Exact Name of Registrant)

     EQUITABLE LIFE INSURANCE COMPANY OF IOWA
     ________________________________________
     (Name of Depositor)

     909 Locust Street, Des Moines, Iowa                            50309
     ____________________________________________________         __________
     (Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code     (800) 344-6860

        Linda E. Senker, Esq.                       Kimberly J. Smith
        ING                                         ING
        1475 Dunwoody Drive                         1475 Dunwoody Drive
        West Chester, PA 19380-1478                 West Chester, PA 19380-1478
        (610) 425-4139                              (610) 425-3427
                (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [X]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [ ]  on May 1, 2002 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

----------------------------------------------------------------------------

                           PARTS A AND B

The Prospectus, dated May 1, 2002, and the Statement of Additional Information dated May 1, 2002 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 14 by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-79170), as filed on April 30, 2002.

One supplement dated July 31, 2002 to the Prospectus is included in Part A of this Post-Effective Amendment No. 14.

ING


EQUITABLE LIFE INSURANCE COMPANY OF IOWA
SEPARATE ACCOUNT A OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA


                              PROSPECTUS SUPPLEMENT
                               DATED JULY 31, 2002


                          SUPPLEMENT TO THE PROSPECTUS
                              DATED MAY 1, 2002 FOR
            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
               ISSUED BY EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                            ("EQUISELECT PROSPECTUS")

                          -----------------------------

You should keep this supplement with your Profile and Prospectus.

The name of the Capital Appreciation Series of the GCG Trust has been changed to the Equity Opportunity Series. The name Equity Opportunity Series replaces the Capital Appreciation Series name wherever it appears in your Profile or Prospectus. In addition, the following changes are applicable:

1. Expenses: The expenses of the Equity Opportunity Series are identical to those for the Capital Appreciation Series. Therefore, there is no change to the expense tables or expense examples shown in the Profile or Prospectus for the Capital Appreciation Series, other than the change in the name of the Series.

2. The information for the Capital Appreciation Series contained in Appendix B, The Investment Portfolios, is hereby replaced with the following information for the Equity Opportunity Series:

     INVESTMENT OBJECTIVE
     Long-term capital growth

     PRINCIPAL STRATEGIES
     Invests primarily in attractively valued equity securities of companies with current or emerging earnings growth believed to be not fully appreciated or recognized by the market. The Portfolio also may invest in preferred stocks and debt instruments that are consistent with its investment objective. The Portfolio also may invest up to 25% of its assets in foreign securities.

     PRINCIPAL RISKS
     Principal risks include Manager Risk, Market and Company Risk, Value Investing Risk, Foreign Investment Risk and Derivative Risk.

         MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities.

124365    EquiSelect                                                  7/31/02

         MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results.

         VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time.

         FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs.

         DERIVATIVE RISK refers to the risk that there will be an imperfect correlation between the value of the instruments and the underlying assets; risk of default by the other party to certain transactions; risk that the transaction may result in losses that partially or completely offset gains in portfolio positions; and risk that the transactions may not be liquid.

     INVESTMENT MANAGER:  Directed Services, Inc.

     PORTFOLIO MANAGER:  Jennison Associates LLC

The information concerning the investment portfolios in the remainder of the Profile and in the Prospectus remain unchanged.


ING

EQUITABLE LIFE INSURANCE COMPANY OF IOWA
Equitable Life Insurance Company of Iowa is a stock company domiciled in Iowa.

124365    EquiSelect                      2                            7/31/02

                                     PART C
                                OTHER INFORMATION


ITEM  24.      FINANCIAL  STATEMENTS  AND  EXHIBITS

A.      FINANCIAL  STATEMENTS

(a) All relevant financial statements are incorporated by reference into Part B of this registration statement.

B.      EXHIBITS

1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account. (2)

2.   Not Applicable.

3. Principal Underwriter's Agreement dated October 1, 1994 between Equitable Life Insurance Company of Iowa on behalf of the Registrant and Equitable of Iowa Securities Network, Inc. (2)

4.   Individual Flexible Purchase Payment Deferred Variable Annuity Contract.(5)

5.   Application Form. (5)

6.

(i)  Copy of Restated Articles of Incorporation of the Company. (1)
(ii) Copy of the Restated Bylaws of the Company. (1)

7.   Not Applicable.

8.
(i) Form of Fund Participation Agreement between the Company and Smith Barney/Travelers Series Fund, Inc. (1)

(ii) Form of Fund Participation Agreement between the Company and Warburg Pincus Trust. (3)
(iii)Fund Participation Agreement between the Company and Smith Barney Concert Allocation Series Inc. (5)
(iv) Fund Participation Agreement between the Company and PIMCO Variable Insurance Trust. (5)
(v) Participation Agreement between Golden American and Prudential Series Fund, Inc. (6)
(vi) Participation Agreement between Golden American and ING Variable Insurance Trust. (6)

9.   Opinion and Consent of Counsel.

10. (a) Consent of Ernst & Young LLP, Independent Auditors.

11. Not Applicable.

12.

(i) Agreement Governing Initial Contribution to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated September 15, 1994. (2)
(ii) Agreement Governing Contribution of Working Capital to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated October 4, 1994.(2)
(iii) Agreement Governing Initial Contribution to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated March 20, 1996. (2)
(iv) Agreement Governing Contribution of Working Capital to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated April 1, 1996. (2)

13. Performance Calculation Information

(i)  SEC Standard Total Return Calculations for Money Market SubAccounts (4)
(ii) Nonstandard Total Return Calculations (4)
(iii) SEC Standard Total Return Calculations for Non Money Market SubAccounts and Yield Calculations for Money Market SubAccounts (3)

14. Not applicable

15. (a) Powers of Attorney (7)
    (b) Powers of Attorney of Keith Gubbay

16. Subsidiaries of ING Groep N.V. (7)

(1) Incorporated by reference to Registrant's Post-Effective Amendment No. 3 as filed electronically on February 9, 1996.

(2) Incorporated by reference to Registrant's Post-Effective Amendment No. 4 as filed electronically on March 29, 1996.

(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 5 as filed electronically on January 31, 1997.

(4) Incorporated by reference to Registrant's Post-Effective Amendment No. 7 as filed electronically on May 6, 1997.

(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 10 as filed electronically on May 3, 1999.

(6) Incorporated by reference to Registrant's Post-Effective Amendment No. 11 as filed electronically on April 28, 2000.

(7) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                  Position(s)
Name                    Business Address              with Depositor
----                    ----------------              --------------

Keith Gubbay           ING Insurance Operations      Director and President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Chris D. Schreier      ReliaStar Financial Corp.     Chief Financial Officer,
                       20 Washington Avenue South    Director and Senior Vice
                       Minneapolis, MN  55402        President

Thomas J. McInerney    ING Aetna Financial Services  Director
                       151 Farmington Avenue
                       Hartford, CT  06156

Mark A. Tullis         ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

P. Randall Lowery      ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Kimberly J. Smith      Golden American Life Ins. Co. Executive Vice President,
                       1475 Dunwoody Drive           General Counsel and
                       West Chester, PA  19380       Assistant Secretary

James R. McInnis       Golden American Life Ins. Co. Executive Vice President
                       1475 Dunwoody Drive           and Chief Marketing
                       West Chester, PA  19380       Officer

Stephen J. Preston     Golden American Life Ins. Co. Executive Vice President
                       1475 Dunwoody Drive           and Chief Actuary
                       West Chester, PA  19380

Steven G. Mandel       Golden American Life Ins. Co. Senior Vice President and
                       1475 Dunwoody Drive           Chief Information Officer
                       West Chester, PA  19380

Antonio M. Muniz       Golden American Life Ins. Co. Senior Vice President,
                       1475 Dunwoody Drive           Actuary
                       West Chester, PA  19380

David L. Jacobson      Golden American Life Ins. Co. Senior Vice President and
                       1475 Dunwoody Drive           Assistant Secretary
                       West Chester, PA  19380

William L. Lowe        Equitable of Iowa Companies   Senior Vice President,
                       909 Locust Street             Sales & Marketing
                       Des Moines, IA  50309

Robert W. Crispin      ING Investment Management Inc. Senior Vice President
                       5780 Powers Ferry Road        Investment
                       Atlanta, GA  30327-4390

Boyd G. Combs          ING Insurance Operations      Senior Vice President
                       5780 Powers Ferry Road        Taxation
                       Atlanta, GA  30327-4390

David S. Pendergrass   ING Insurance Operations      Vice President and
                       5780 Powers Ferry Road        Treasurer
                       Atlanta, GA  30327-4390

Paula Cludray-Engelke  ReliaStar Financial Corp.     Secretary
                       20 Washington Avenue South
                       Minneapolis, MN  55402

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

The subsidiaries of ING Groep N.V., as of February 5, 2002, are included in this Registration Statement as Exhibit 16.

ITEM  27.  NUMBER OF CONTRACT OWNERS

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of June 28, 2002, there are 43,078 qualified contract owners and 21,944 non-qualified contract owners.

ITEM  28.  INDEMNIFICATION

The Restated Articles of Incorporation of the Company (Article VII) provide, in part, that:

Section  1.
In the manner and to the fullest extent permitted by the Iowa Business Corporation Act as the same now exists or may hereafter be amended, the Corporation shall indemnify directors, officers, employees and agents and shall pay or reimburse them for reasonable expenses in any proceeding to which said person is or was a party.

Section  2.
A director of this Corporation shall not be personally liable to the Corporation or its shareholders for monetary damages for breach of fiduciary duty as a Director, except for liability (i) for any breach of any duty of the Director of loyalty to the Corporation or its shareholders, (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) for any transaction from which the Director derived an improper personal benefit, or (iv) under Section 490.833 of the Iowa Business Corporation Act for assenting to or voting for an unlawful distribution. If Chapter 490 of the Code of Iowa, is subsequently amended to authorize corporate action further eliminating or limiting personal liability of directors, then the liability of a director to the Corporation shall be eliminated or limited to the fullest extent permitted by Chapter 490 of the Code of Iowa, as so amended. Any repeal or modification of the provisions of this Article shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

The Restated Bylaws of the Company (Article VI, Section 2) provide that:

Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceedings, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, shall be indemnified to the following extent and under the following circumstances:

(a) In an action, suit or proceeding other than an action by or in the right of the Corporation, such person shall be indemnified against expenses (including attorney's fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, in the case of conduct in his official capacity with the Corporation, or, in all other cases, at least not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, if he had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

(b) In an action, suit or proceedings by or in the right of the Corporation, notwithstanding any provision precluding liability in the Articles of Incorporation, such person shall nonetheless be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, in the case of conduct in his official capacity with the Corporation, or, in all other cases, at least not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.      PRINCIPAL  UNDERWRITERS

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by Equitable Life Insurance Company of Iowa. DSI is also the principal underwriter for Golden American Life Insurance Company Separate Account A and Separate Account B, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American Life Insurance Company and The GCG Trust.

(b) Directed Services, Inc. is the principal underwriter for the Contracts. The following persons are the officers and directors of Directed Services, Inc. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Stephen J. Preston             Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

(c)
             2001 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $229,726,411       $0            $0           $0



ITEM  30.      LOCATION  OF  ACCOUNTS  AND  RECORDS

Equitable Life Insurance Company of Iowa, under agreement with Golden American Life Insurance Company and ING Americas, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder at 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody
Drive, West Chester, PA 19380 and 5780 Powers Ferry Road, N.W., Atlanta, GA.

ITEM  31.      MANAGEMENT  SERVICES

Not  Applicable.

ITEM  32.      UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

                                 REPRESENTATIONS

A. The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section  403(b)(11)  to  the  attention  of  the  potential  participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

B. Equitable Life Insurance Company of Iowa ("Company") hereby represents that the fees and charges deducted under the Contract described in each Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 31st day of July, 2002.



                                     SEPARATE ACCOUNT A
                                      (Registrant)

                                By:  EQUITABLE LIFE INSURANCE
                                     COMPANY OF IOWA
                                     (Depositor)

                                By:
                                     --------------------
                                     Keith Gubbay*
                                     President

Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Vice President and Associate
         General Counsel of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on July 31, 2002.

Signature                     Title
---------                     -----

                             President
--------------------
Keith Gubbay*


                DIRECTORS OF DEPOSITOR



----------------------
Thomas J. McInerney*


----------------------
Chris D. Schreier*


----------------------
Mark A. Tullis*


----------------------
P. Randall Lowery*


Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Vice President and Associate
         General Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                            INDEX TO EXHIBITS

EXHIBIT                                                                PAGE
-------                                                                ----

9         Opinion and Consent of Counsel                             EX-99.B9

10(a)     Consent of Ernst & Young LLP, Independent Auditors         EX-99.B10A

15(b)     Power of Attorney of Keith Gubbay                          EX-99.B15B